UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                              811-3954

Dreyfus New York AMT-Free Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Cash Management Fund
September 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.0%	Rate (%)	Date	Amount ($)	Value ($)

Arlington Central School District,
GO Notes, TAN	2.00	11/7/08	3,250,000	3,250,814
Avoca Central School District,
BAN	2.75	8/26/09	2,000,000	2,009,699
Babylon Industrial Development
Agency, RRR, Refunding (Ogden
Martin Systems of Babylon,
Inc. Project) (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)	8.30	10/7/08	10,710,000 a	10,710,000
Board of Cooperative Educational
Services for the Sole
Supervisory District in the
Counties of Cattaraugus,
Allegany, Erie and Wyoming, RAN	4.00	12/30/08	3,000,000	3,006,092
Broome County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Good Shepherd Village
at Endwell, Inc. Project)
(LOC; M&T Bank)	8.01	10/7/08	3,250,000 a	3,250,000
Cobleskill-Richmondville Central
School District, GO Notes, BAN	2.75	1/30/09	5,620,000	5,632,870
Cohoes Industrial Development
Agency, Civic Facility Revenue
(Columbia Crest Senior Housing
Project) (LOC; RBS Citizens NA)	8.00	10/7/08	5,205,000 a	5,205,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T
Bank)	8.01	10/7/08	9,845,000 a	9,845,000
Lakeland Central School District
of Shrub Oak, GO Notes, BAN	2.75	9/4/09	3,955,600	3,978,897
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/08	2,800,000	2,812,220
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty and Liquidity
Facility; PB Finance Inc.)	4.65	10/7/08	2,995,000 a,b	2,995,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;

Citigroup Inc.)	4.57	10/7/08	3,305,000 a,b	3,305,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Association
for the Blind and Visually
Impaired - Goodwill Industries
of Greater Rochester, Inc.
Project) (LOC; JPMorgan Chase
Bank)	8.00	10/7/08	2,000,000 a	2,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Margaret
Woodbury Strong Museum
Project) (LOC; JPMorgan Chase
Bank)	7.85	10/7/08	1,050,000 a	1,050,000
Monroe County Industrial
Development Agency, Revenue
(Monroe Community College
Association, Inc. Project)
(LOC; JPMorgan Chase Bank)	8.00	10/7/08	1,800,000 a	1,800,000
Nassau Health Care Corporation,
Special Obligation Revenue
(Nassau County Guaranteed)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	8.50	10/7/08	1,450,000 a	1,450,000
New York City
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	5.00	10/1/08	7,400,000 a	7,400,000
New York City
(LOC; Bayerische Landesbank)	4.15	10/1/08	2,000,000 a	2,000,000
New York City
(LOC; JPMorgan Chase Bank)	5.20	10/1/08	1,000,000 a	1,000,000
New York City,
GO Notes	5.00	3/1/09	1,000,000	1,013,627
New York City Health and Hospitals
Corporation, Health System
Revenue (Insured; FSA)	3.75	2/15/09	2,810,000	2,827,036
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (2 Gold
Street) (Liquidity Facility;
FNMA and LOC; FNMA)	7.95	10/7/08	1,000,000 a	1,000,000
New York City Housing Development
Corporation, Residential
Revenue (Queens College
Residences) (LOC; RBS Citizens
NA)	8.00	10/7/08	2,200,000 a	2,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	8.25	10/7/08	800,000 a	800,000

New York City Municipal Water
Finance Authority, CP
(Liquidity Facility: Dexia
Credit Locale and JPMorgan
Chase Bank)	1.65	11/14/08	5,000,000	5,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	4.50	10/1/08	4,000,000 a	4,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	6.85	10/1/08	4,100,000 a	4,100,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding	3.00	11/1/08	350,000	350,101
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Citigroup Global
Market Holdings)	4.15	10/1/08	915,000 a	915,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	4.15	10/1/08	2,450,000 a	2,450,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	4.15	10/1/08	1,000,000 a	1,000,000
New York State,
GO Notes (LOC; Dexia Credit
Locale)	1.67	12/3/08	3,800,000	3,800,000
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Banknorth NA)	8.00	10/7/08	6,000,000 a	6,000,000
New York State Dormitory
Authority, Insured Revenue
(The Culinary Institute of
America) (LOC; TD Banknorth NA)	8.00	10/7/08	1,950,000 a	1,950,000
New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizens NA)	8.00	10/7/08	2,040,000 a	2,040,000
New York State Dormitory
Authority, Revenue (Ithaca
College) (LOC; Royal Bank of
Scotland PLC)	8.00	10/7/08	5,000,000 a	5,000,000
New York State Dormitory
Authority, Revenue (Rochester
Friendly Home) (LOC; M&T Bank)	7.95	10/7/08	3,200,000 a	3,200,000
New York State Dormitory

Authority, Revenue (The
College of New Rochelle) (LOC;
RBS Citizens NA)	8.00	10/7/08	3,000,000 a	3,000,000
New York State Dormitory
Authority, Revenue, CP
(Cornell University)	1.70	12/11/08	5,000,000	5,000,000
New York State Housing Finance
Agency, Housing Revenue (20
River Terrace) (Liquidity
Facility; FNMA and LOC; FNMA)	7.95	10/7/08	3,300,000 a	3,300,000
New York State Housing Finance
Agency, Housing Revenue (North
End Avenue) (Liquidity
Facility; FNMA and LOC; FNMA)	8.05	10/7/08	8,400,000 a	8,400,000
New York State Housing Finance
Agency, Revenue (Normandie
Court I Project) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	8.00	10/7/08	5,550,000 a	5,550,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/08	1,000,000	1,000,000
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds	5.38	4/1/09	700,000 c	718,525
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/09	500,000	506,704
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
Inc. and LOC; Citigroup Inc.)	5.09	10/7/08	10,000,000 a,b	10,000,000
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)	4.00	12/15/08	10,000,000	10,028,153
North Syracuse Central School
District, GO Notes, BAN	2.75	8/21/09	2,933,542	2,947,538
Ontario County Industrial
Development Agency, Civic
Facility Revenue (CHF-Finger
Lakes, L.L.C. Civic Facility)
(LOC; Royal Bank of Scotland
PLC)	8.00	10/7/08	1,300,000 a	1,300,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Tuxedo Park
School Project) (LOC; M&T Bank)	8.25	10/7/08	1,000,000 a	1,000,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
130th Series)	2.38	10/15/08	500,000	500,000
Port Authority of New York and New
Jersey, Equipment Notes	8.02	10/7/08	2,800,000 a	2,800,000
Port Authority of New York and New

Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	5.20	10/1/08	1,800,000 a	1,800,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Touro
College Project) (LOC;
JPMorgan Chase Bank)	4.25	10/7/08	4,000,000 a,d	4,000,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	8.25	10/7/08	2,110,000 a	2,110,000
TSASC Inc. of New York,
Tobacco Flexible Amortization
Bonds	6.25	7/15/09	3,575,000 c	3,733,953
Wappingers Central School
District, BAN	2.75	7/17/09	1,784,868	1,792,502

Total Investments (cost $189,833,731)			99.0%	189,833,731
Cash and Receivables (Net)			1.0%	2,002,788
Net Assets			100.0%	191,836,519

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $16,300,000 or 8.5% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Purchased on a delayed delivery basis.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	189,833,731

Level 3 - Significant Unobservable Inputs	0

Total	189,833,731

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)